PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)
1
Voya MidCap Opportunities Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.7%
Communication Services : 4.5%
367,986
(1)
ROBLOX Corp. - Class
A
$ 16,287,061
1.5
287,685
(1)
Trade Desk, Inc.
- Class A
31,544,660
3.0
47,831,721
4.5
Consumer Discretionary : 13.3%
57,942
(1)
Burlington Stores, Inc.
15,266,558
1.4
39,261
Domino's Pizza, Inc.
16,887,726
1.6
191,311
(1)
On Holding AG - Class
A
9,594,247
0.9
66,188
Ross Stores, Inc.
9,961,956
0.9
115,402  Royal Caribbean
Cruises Ltd.
20,467,699
1.9
90,069
Texas Roadhouse, Inc.
15,906,185
1.5
80,463
Tractor Supply Co.
23,409,101
2.2
31,935
Wingstop, Inc.
13,287,515
1.3
119,959
Yum! Brands, Inc.
16,759,472
1.6
141,540,459
13.3
Consumer Staples : 2.9%
89,879  Church & Dwight Co.,
Inc.
9,412,129
0.9
37,484  Constellation Brands,
Inc. - Class A
9,659,252
0.9
142,456
McCormick & Co., Inc.
11,724,129
1.1
30,795,510
2.9
Energy : 3.3%
135,304  Chesapeake Energy
Corp.
11,128,754
1.1
96,199
Hess Corp.
13,063,824
1.2
417,365
TechnipFMC PLC
10,947,484
1.0
35,140,062
3.3
Financials : 10.7%
59,754  Arthur J Gallagher &
Co.
16,812,983
1.6
263,003
(1)
Block, Inc.
17,655,391
1.7
821,183
Blue Owl Capital, Inc.
15,898,103
1.5
43,636
(1)
Coinbase Global, Inc.
- Class A
7,774,626
0.7
301,049
Lazard, Inc.
15,166,849
1.4
641,021
SLM Corp.
14,660,150
1.4
207,740  Tradeweb Markets,
Inc. - Class A
25,691,206
2.4
113,659,308
10.7
Health Care : 15.0%
80,710
Alcon, Inc.
8,076,650
0.8
60,107  AmerisourceBergen
Corp.
13,528,884
1.3
221,557
(1)
Biohaven Ltd.
11,071,203
1.0
39,969
(1)
Charles River
Laboratories
International, Inc.
7,872,694
0.7
118,679
(1)
Dexcom, Inc.
7,956,240
0.7
216,853
(1)
Inari Medical, Inc.
8,943,018
0.8
44,047
(1)
Molina Healthcare, Inc.
15,176,834
1.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
183,537
(1)(2)
MoonLake
Immunotherapeutics
$ 9,253,936
0.9
69,304
(1)
Repligen Corp.
10,313,821
1.0
59,174
(1)
Sarepta Therapeutics,
Inc.
7,390,241
0.7
246,208
(1)
SpringWorks
Therapeutics, Inc.
7,888,504
0.7
48,685
(1)
Tenet Healthcare Corp.
8,091,447
0.8
60,741  Universal Health
Services, Inc. - Class B
13,910,296
1.3
144,331
(1)
Viking Therapeutics,
Inc.
9,137,596
0.9
59,736
(1)
Waters Corp.
21,498,389
2.0
160,109,753
15.0
Industrials : 19.1%
43,234
AMETEK, Inc.
7,423,710
0.7
13,445
(1)
Axon Enterprise, Inc.
5,372,622
0.5
106,737  Booz Allen Hamilton
Holding Corp.
17,372,514
1.6
86,554
(1)
Builders FirstSource,
Inc.
16,779,358
1.6
72,965
Dover Corp.
13,990,309
1.3
179,832
Ingersoll Rand, Inc.
17,652,309
1.6
181,597
nVent Electric PLC
12,759,005
1.2
161,559
(1)
Parsons Corp.
16,750,437
1.6
285,887
Rollins, Inc.
14,460,165
1.4
40,661
(1)
Saia, Inc.
17,779,429
1.7
484,535
Tetra Tech, Inc.
22,850,671
2.1
10,198
TransDigm Group, Inc.
14,553,872
1.4
76,181
(1)
Trex Co., Inc.
5,072,131
0.5
77,517
Verisk Analytics, Inc.
20,771,455
1.9
203,587,987
19.1
Information Technology : 24.9%
160,201
(1)
AppLovin Corp. - Class
A
20,914,241
2.0
118,136
(1)(2)
Astera Labs, Inc.
6,189,145
0.6
43,722
(1)
Crowdstrike Holdings,
Inc. - Class A
12,262,709
1.1
254,825
(1)
Datadog, Inc. - Class A
29,320,165
2.7
137,816
Entegris, Inc.
15,508,435
1.5
10,364
(1)
Fair Isaac Corp.
20,142,641
1.9
44,775
(1)
Gartner, Inc.
22,690,179
2.1
206,270
(1)
Gitlab, Inc. - Class A
10,631,156
1.0
31,843
(1)
Globant SA
6,309,372
0.6
34,889
(1)
HubSpot, Inc.
18,546,992
1.7
208,890
(1)(2)
Klaviyo, Inc. - Class A
7,390,528
0.7
115,859
(1)
Lattice Semiconductor
Corp.
6,148,637
0.6
59,947
(1)
MongoDB, Inc.
16,206,671
1.5
33,878  Monolithic Power
Systems, Inc.
31,320,211
2.9
512,006
(1)
Palantir Technologies,
Inc. - Class A
19,046,623
1.8
120,438
(1)
Rambus, Inc.
5,084,892
0.5
40,666
(1)
SiTime Corp.
6,974,626
0.7
45,820
(1)
Workday, Inc. - Class A
11,198,866
1.0
265,886,089
24.9

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya MidCap Opportunities Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials : 2.2%
36,671
Avery Dennison Corp.
$ 8,095,490
0.8
195,080
Element Solutions, Inc.
5,298,373
0.5
39,446
Vulcan Materials Co.
9,878,461
0.9
23,272,324
2.2
Real Estate : 1.9%
71,482
Boston Properties, Inc.
5,751,442
0.6
111,378
Welltower, Inc.
14,259,725
1.3
20,011,167
1.9
Utilities : 0.9%
80,483
Vistra Corp.
9,540,455
0.9
Total Common Stock
(Cost $904,518,371)
1,051,374,835
98.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.3%
Repurchase Agreements : 0.5%
1,601,879
(3)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,602,098,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,633,917, due
10/01/27-01/01/57)
1,601,879
0.2
1,601,879
(3)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,602,098,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,633,917, due
05/01/26-08/20/74)
1,601,879
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,008,851
(3)
Clear Street LLC,
Repurchase
Agreement dated
09/30/2024, 5.020%,
due 10/01/2024
(Repurchase
Amount $1,008,990,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,028,932, due
07/31/25-08/01/54)
$ 1,008,851
0.1
1,601,879
(3)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,602,098,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,633,917, due
07/15/28-09/01/54)
1,601,879
0.1
56,809
(3)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase Amount
$56,817, collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market
Value plus accrued
interest $57,945, due
10/01/24-09/09/49)
56,809
0.0
Total Repurchase
Agreements
(Cost $5,871,297)
5,871,297
0.5
Time Deposits : 0.1%
150,000
(3)
Canadian Imperial
Bank of Commerce,
4.810
%,
10/01/2024 150,000
0.1
150,000
(3)
Landesbank
Hessen Thueringen
Girozentrale,
4.820
%,
10/01/2024 150,000
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya MidCap Opportunities Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
150,000
(3)
Mizuho Bank Ltd.,
4.820
%,
10/01/2024 $ 150,000
0.0
150,000
(3)
Royal Bank of Canada,
4.830
%,
10/01/2024 150,000
0.0
150,000
(3)
Skandinaviska
Enskilda Banken AB,
4.810
%,
10/01/2024 150,000
0.0
150,000
(3)
Svenska
Handelsbanken AB,
4.810
%,
10/01/2024 150,000
0.0
Total Time Deposits
(Cost $900,000)
900,000
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.7%
7,421,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $7,421,000) $ 7,421,000 0.7
Total Short-Term
Investments
(Cost $14,192,297)
14,192,297
1.3
Total Investments in
Securities
(Cost $918,710,668) $ 1,065,567,132 100.0
Liabilities in Excess
of Other Assets (436,648) 0.0
Net Assets $ 1,065,130,484 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Voya MidCap Opportunities Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 1,051,374,835 $ — $ — $ 1,051,374,835
Short-Term Investments 7,421,000 6,771,297 — 14,192,297
Total Investments, at fair value $ 1,058,795,835 $ 6,771,297 $ — $ 1,065,567,132
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 175,671,584
Gross Unrealized Depreciation (28,815,119)
Net Unrealized Appreciation $ 146,856,465